FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 169,487	$ 165,437	$ 159,223
Derivative financial assets	170,622	138,620	186,435
Brokerage receivables	29,068	28,747	25,858
Financial assets at fair value not held for trading	107,503	102,075	95,203
Financial assets measured at fair value through other comprehensive income	6,872	3,216	2,195
Non-financial assets - Precious metals and other physical commodities	9,465	7,623	7,341
Other non-financial assets measured at fair value	76	89	84
Total assets measured at fair value	493,093	445,808	476,340
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	117,562	117,945	117,056
Financial assets at fair value not held for trading	3,183	3,020	3,008
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	12,851	11,817	7,746
Financial assets at fair value not held for trading	30,935	28,919	24,469
Financial assets measured at fair value through other comprehensive income	4,644	1,064	0
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,525	8,279	7,675
Financial assets at fair value not held for trading	1,196	1,150	1,237
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	24,920	22,480	19,334
Financial assets at fair value not held for trading	19,303	15,020	14,859
Financial assets measured at fair value through other comprehensive income	302	236	237
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,317	4,545	6,998
Financial assets at fair value not held for trading	9,360	8,561	7,619
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	306	363	373
Financial assets at fair value not held for trading	1,399	1,581	1,569
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	78,558	49,551	101,111
Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	38,550	39,033	42,071
Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	45,367	40,877	36,876
Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3,238	3,185	3,136
Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	4,272	5,026	2,617
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191	191
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,911	25,726	24,638
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	19,537	17,403	17,106
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,916	1,959
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	134,759	133,803	128,428
Derivative financial assets	1,315	1,372	795
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	44,849	40,762	35,910
Financial assets measured at fair value through other comprehensive income	4,716	1,130	59
Non-financial assets - Precious metals and other physical commodities	9,465	7,623	7,341
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	195,104	184,689	172,532
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	117,036	117,487	116,536
Financial assets at fair value not held for trading	119	90	91
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,997	8,304	4,443
Financial assets at fair value not held for trading	24,842	22,856	18,264
Financial assets measured at fair value through other comprehensive income	4,644	1,064	0
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,554	7,180	6,537
Financial assets at fair value not held for trading	433	387	423
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,167	828	911
Financial assets at fair value not held for trading	31	30	31
Financial assets measured at fair value through other comprehensive income	71	66	59
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4	4	1
Financial assets at fair value not held for trading	0	0	0
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	815	570	472
Level 1 | Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2	2	1
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	19,424	17,398	17,101
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	31,274	27,969	27,687
Derivative financial assets	166,156	134,789	182,849
Brokerage receivables	29,068	28,747	25,858
Financial assets at fair value not held for trading	53,393	52,129	50,545
Financial assets measured at fair value through other comprehensive income	2,156	2,087	2,137
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	282,047	245,720	289,076
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	370	320	430
Financial assets at fair value not held for trading	0	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,715	3,468	3,261
Financial assets at fair value not held for trading	6,093	6,062	6,204
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	874	949	987
Financial assets at fair value not held for trading	137	123	133
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	22,996	20,777	17,585
Financial assets at fair value not held for trading	19,182	14,844	14,695
Financial assets measured at fair value through other comprehensive income	231	171	178
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,145	2,254	5,200
Financial assets at fair value not held for trading	5,626	4,972	4,427
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	168	197	219
Financial assets at fair value not held for trading	864	1,041	972
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	77,661	48,911	100,572
Level 2 | Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	37,667	38,135	41,193
Level 2 | Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	44,112	39,940	35,747
Level 2 | Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,310	2,668	2,555
Level 2 | Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	4,267	4,989	2,599
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,208	24,995	24,026
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	112	4	6
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,916	1,959
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,454	3,665	3,108
Derivative financial assets	3,151	2,459	2,792
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	9,261	9,185	8,747
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	76	89	84
Total assets measured at fair value	15,942	15,398	14,731
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	155	138	91
Financial assets at fair value not held for trading	3,064	2,930	2,916
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	139	46	41
Financial assets at fair value not held for trading	0	0	0
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	96	149	151
Financial assets at fair value not held for trading	626	640	681
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	757	876	838
Financial assets at fair value not held for trading	91	145	133
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,172	2,292	1,799
Financial assets at fair value not held for trading	3,734	3,589	3,192
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	134	162	153
Financial assets at fair value not held for trading	534	540	597
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	81	71	66
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	884	898	878
Level 3 | Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,255	937	1,129
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	928	517	581
Level 3 | Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2	35	17
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191	191
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	703	731	611
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0	$ 0